Federal Income Taxes	12 Months Ended
Dec. 31, 2016
Federal Income Taxes
(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2016	2015	2014
Current tax expense	$61	$76	$5
Deferred tax expense (benefit)	65	217	(152)

Total tax expense (benefit)	$126	$293	$(147)

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2016		2015		2014
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$316	35%	$430	35%	$(46)	35%
Dividends received deduction	(144)	(16)%	(118)	(10)%	(87)	66%
Tax credits	(81)	(9)%	(63)	(5)%	(53)	41%
Noncontrolling interest	32	4%	33	3%	33	(25)%
Other, net	3	—%	11	1%	6	(5)%

Total	$126	14%	$293	24%	$(147)	112%

The Company’s current federal income tax liability was $52 million and $61 million as of December 31, 2016 and 2015, respectively.

The Company made $7 million, $33 million and immaterial payments for the years ended December 31, 2016, 2015 and 2014, respectively.

During 2016 and 2015, the Company recorded a tax benefit of $6 million and $1 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return.

As of December 31, 2016, the Company had $254 million in low-income-housing credit carryforwards, which expire between 2024 and 2036, $268 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward and $77 million in foreign tax credit carryforwards, which expire between 2017 and 2025. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Deferred tax assets
Future policy benefits and claims	$953	$825
Tax credit carryforwards	599	483
Derivatives, including embedded derivatives	21	120
Other	383	411

Gross deferred tax assets	$1,956	$1,839
Valuation allowance	(17)	(17)

Gross deferred tax assets, net of valuation allowance	$1,939	$1,822

Deferred tax liabilities
Deferred policy acquisition costs	$1,577	$1,502
Available-for-sale securities	536	315
Other	278	249

Gross deferred tax liabilities	$2,391	$2,066

Net deferred tax liability	$452	$244

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2016	2015	2014
Balance at beginning of period	$36	$38	$36
Additions for current year tax positions	1	1	3
Additions for prior year tax positions	1	—	—
Reductions for prior years tax positions	(2)	(3)	(1)

Balance at end of period	$36	$36	$38

The Company believes it is reasonably possible that the liability for unrecognized tax benefits could decrease $15 million within the next 12 months as a result of IRS exam settlement.

The Company files consolidated income tax returns in the U.S. federal jurisdiction and various state jurisdictions. NMIC and its eligible subsidiaries are no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2010 tax year. NLIC and its eligible subsidiaries are no longer subject to examinations by tax authorities through the 2010 tax year. In 2015, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2011 and 2012. Any adjustments that may result from either IRS examination of tax returns or appeals settlement are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.